Related Party Balances and Transactions (Details) - Schedule of Due to Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Due to Related Parties [Line Items]
Due to related parties	$ 8,211,968	$ 6,108,866
Mr. Zuojie Dai [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	Manager of MingZhu Pengcheng
Nature	Advances for operational purpose
Due to related parties		75,180
Exquisite Elite Limited [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	Shareholder
Nature	Advances to payment of professional fee
Due to related parties	$ 25,160
MingZhu Logistics [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	Mr. Jinlong Yang’s family member as sole shareholder
Nature	Lending with no interests
Due to related parties	$ 998
Mr. Jingwei Zhang [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	Chief Financial Officer
Nature	Advances for operational purpose
Due to related parties	$ 75,021	75,021
Lihui Wang [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	Manager of Feipeng
Nature	Advances for operational purpose
Due to related parties	$ 13,359	77,540
Xiangyin Guo [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	Manager of Zhisheng
Nature	Advances for operational purpose
Due to related parties	$ 5,339,035	5,881,125
Mr. Jinlong Yang [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	CEO
Nature	Advances for operational purpose
Due to related parties	$ 2,758,395